INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Textual (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Investments in joint ventures accounted for using equity method		$ 79	$ 2,465
Cfc Sk El Dorado Latam Management Company Ltd And Cfc Sk El Dorado Latam Capital Partner Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Investments in joint ventures accounted for using equity method		$ 0
Cfc Sk El Dorado Latam Management Company Ltd And Cfc Sk El Dorado Latam Capital Partner Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Financial statements		$ 0
Estudios y Proyectos del Sol S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary		39.58%
C.I. Acepalma S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of shares held for sale sold	98.00%